Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Schedule of Right-of Use Asset and Lease Information about Operating Lease

The following summarizes the ROU lease expense components and cash flow information for the Company’s operating leases:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Operating lease cost	$22,947	$40,491	$68,841	$83,230
Variable lease cost	10,440	10,408	30,817	13,723
Sublease income	(2,163)	(2,135)	(6,489)	(6,377)
Total lease cost	$31,224	$48,764	$93,169	$90,576
Cash paid for operating cash flows from operating leases	$23,156	$31,113	$68,345	$73,884
Right-of-use assets obtained in exchange for new operating lease liability	$-	$-	$-	$365,556

The following summarizes the right-of use asset and lease information for the Company’s operating leases:

	Years Ended
	December 31,
	2023	2022

Operating lease cost	112,022	70,175
Variable lease cost	24,222	—
Sublease income	(7,819)	(7,070)
Total lease cost	128,425	63,105

Other information
Operating cash flows from operating leases	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liabilities	365,556	—

Weighted-average remaining lease term - operating leases (year)	4.67	0.80
Weighted-average discount rate - operating leases	10.48%	10%

Schedule of Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term (year)	3.92	4.67
Weighted-average discount rate	10.48%	10.48%

Schedule of Future Non-cancelable Minimum Lease Payments Under Operating Lease Liability

Future non-cancelable minimum lease payments under the operating lease liability as of September 30, 2024, are as follows:

Years Ended December 31,
2024 (excluding the nine months ended September 30, 2024)	$23,156
2025	94,247
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	$382,698
Less imputed interest	(68,441)
Present value of payments	$314,257

Future non-cancelable minimum lease payments under the operating lease liability as of December 31, 2023, are as follows:

Years ended December 31,
2024	$91,502
2025	94,247
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	451,044
Less: imputed interest	(94,438)
Present value of payments	$356,606